SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of geographic location of all long lived assets

Six months ending	6/30/2025	6/30/2024

Exploration, evaluation and project expenses	$306,240	$62,400
General and administrative expenses	483,540	204,397
Other income (expense)	(758,613)	(251,562)

Net loss	$(31,167)	$(518,359)